INTANGIBLE ASSETS, NET (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Intangible assets with indefinite lives:
Domain name		¥ 2,024	¥ 1,222
Intangible assets:
Patents		92,165	63,130
Less: accumulated amortization		(8,436)	(630)
Intangible assets, net	$ 12,318	¥ 85,753	¥ 63,722